U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 2-29858
POST-EFFECTIVE AMENDMENT NO. 98
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-1701
POST-EFFECTIVE AMENDMENT NO. 73
DAVIS NEW YORK VENTURE FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(1-520-434-3771)

Agents For Service:	Thomas D. Tays, Esq. Davis Selected Advisers, L.P. 2949 East Elvira Road, Suite 101 Tucson, AZ 85756 (520) 434-3771

-or-

Arthur Don Greenberg Traurig LLP 77 West Wacker Drive Suite 3100 Chicago, IL 60601 (312) 456-8438
It is proposed that this filing will become effective:
☑ Immediately upon filing pursuant to paragraph (b)
☐ On ____ pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)
☐ On __, pursuant to paragraph (a) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ On___, pursuant to paragraph (a)(2) of Rule 485
     Title of Securities being Registered Common Stock of:
DAVIS NEW YORK VENTURE FUND Class A, B, C, Y and R shares
DAVIS RESEARCH FUND Class A shares

EXPLANATORY NOTE
This Post-Effective Amendment No. 97 to the Registration Statement contains:
Davis New York Venture Fund Prospectus
Davis Research Fund Prospectus
Davis New York Venture Fund SAI
Davis Research Fund SAI
Part C and Signature Pages
Exhibits
This Amendment is not intended to amend the prospectuses and statements of additional information of other series (Davis Global Fund and Davis International Fund) of the Registrant.

DAVIS NEW YORK VENTURE FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 1st day of December 2011.
The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS NEW YORK VENTURE FUND, INC.
*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	December 1, 2011
Kenneth Eich

Douglas Haines*	Principal Financial Officer
Douglas Haines	and Principal Accounting Officer	December 1, 2011

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

*	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23 (q)(1) of Registrant’s registration statement 2-29858.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

DAVIS NEW YORK VENTURE FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on December 1, 2011, by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum*	Director
Marc P. Blum

Andrew A. Davis*	Director
Andrew A. Davis

Christopher C. Davis*	Director
Christopher C. Davis

John Gates*	Director
John Gates

Thomas. S. Gayner*	Director
Thomas S. Gayner

G. Bernard Hamilton*	Director
G. Bernard Hamilton

Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

Robert P. Morgenthau*	Director
Robert P. Morgenthau

Marsha Williams*	Director
Marsha Williams

*	Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-29858.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST
XBRL Files for Davis New York Venture Fund and Davis Research Fund

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